Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR/A
Amendment Flag	true
Amendment Description	We are filing an amendment to Form N‑CSR for the following funds, originally filed on January 6, 2025. 1. Nuveen ESG Dividend ETF 2. Nuveen ESG Emerging Markets Equity ETF 3. Nuveen ESG International Developed Markets Equity ETF 4. Nuveen ESG Large‑Cap ETF 5. Nuveen ESG Large‑Cap Growth ETF 6. Nuveen ESG Large‑Cap Value ETF 7. Nuveen ESG Mid‑Cap Growth ETF 8. Nuveen ESG Mid‑Cap Value ETF 9. Nuveen ESG Small‑Cap ETF 10. Nuveen Dividend Growth ETF 11. Nuveen Growth Opportunities ETF 12. Nuveen Small Cap Select ETF 13. Nuveen Winslow Large‑Cap Growth ESG ETF We have amended the original filing because the voting results of matters submitted to fund shareholders for approval at a special meeting held on November 20, 2023 were omitted from Item 9. These results have been included in the amended filing. No other amendments to the original filing have been made.
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000175723 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap Growth ETF
Class Name	Nuveen ESG Large‑Cap Growth ETF
Trading Symbol	NULG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Large‑Cap Growth ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Growth ETF	$31	0.26%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.26%	[1]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Large‑Cap Growth ETF (NULG)’s total return at net asset value (NAV) was 41.51% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Large‑Cap Growth Index, returned 41.86%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the MSCI USA Growth Index, which returned 44.69%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   Stock selection within information technology, led by a lack of exposure to Apple Inc., and an overweight to NVIDIA Corporation.

»   An underweight to the energy sector.

»   An overweight position in Axon Enterprise Inc.

•  Top detractors from the custom index’s relative performance

»   Stock selection within communication services, including a lack of exposure to Meta Platforms and an overweight to Warner Bros. Discovery, Inc.

»   An overweight to and stock selection within healthcare, including overweights to IDEXX Laboratories, Inc. and West Pharmaceutical Services, Inc.

»   An overweight to and stock selection within consumer discretionary, including overweights to lululemon athletica inc. and Tesla, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	41.51%	18.49%	18.34%

MSCI USA Index	38.40%	15.27%	14.36%

MSCI USA Growth Index	44.69%	19.40%	18.65%

Nuveen ESG USA Large‑Cap Growth Index	41.86%	18.87%	18.74%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,499,008,938
Holdings Count | Holding	59
Advisory Fees Paid, Amount	$ 3,374,590
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,499,008,938

Total number of portfolio holdings	59

Portfolio turnover (%)	60%

Total management fees paid for the year	$3,374,590

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000175724 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large-Cap Value ETF
Class Name	Nuveen ESG Large-Cap Value ETF
Trading Symbol	NULV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Large-Cap Value ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large-Cap Value ETF	$30	0.26%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.26%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Large-Cap Value ETF (NULV)’s total return at net asset value (NAV) was 28.04% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Large-Cap Value Index, returned 28.49%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the MSCI USA Value Index, which returned 31.80%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An underweight to and stock selection within energy, led by a lack of exposure to Chevron Corporation and Exxon Mobil Corporation.

»   An overweight to and stock selection within financials, led by overweights to Fiserv, Inc. and Bank of New York Mellon Corp.

»   An overweight to Welltower Inc.

•  Top detractors from the custom index’s relative performance

»   Stock selection within information technology, led by a lack of exposure to Broadcom Inc. and an overweight to Intel Corporation.

»   An overweight to and stock selection within consumer staples, led by an overweight to Archer-Daniels Midland Companies.

»   Stock selection in utilities, led by an overweight to Exelon Corporation and a lack of exposure to Constellation Energy Corporation.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	28.04%	7.82%	8.65%

MSCI USA Index	38.40%	15.27%	14.36%

MSCI USA Value Index	31.80%	10.16%	9.46%

Nuveen ESG USA Large-Cap Value Index	28.49%	8.16%	9.01%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 1,694,495,505
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 3,962,191
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,694,495,505

Total number of portfolio holdings	105

Portfolio turnover (%)	47%

Total management fees paid for the year	$3,962,191

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000175725 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Mid‑Cap Growth ETF
Class Name	Nuveen ESG Mid‑Cap Growth ETF
Trading Symbol	NUMG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Growth ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Growth ETF	$36	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.31%	[3]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Mid‑Cap Growth ETF (NUMG)’s total return at net asset value (NAV) was 30.07% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Mid‑Cap Growth Index, returned 30.46%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index, along with the representative sampling process, which utilizes a subset of index securities in an effort to provide exposure similar to that of the custom index.

•  During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Mid‑Growth Index, which returned 38.71%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An overweight to Axon Enterprise Inc.

»   A lack of exposure to BioMarin Pharmaceuticals Inc.

»   An overweight to DaVita Inc.

•  Top detractors from the custom index’s relative performance

»   Stock selection in the information technology sector, including a lack of exposure to Palantir Technologies Inc. and AppLovin Corp.

»   Stock selection in the financials sector, including a lack of exposure to Coinbase Global, Inc. and an overweight to MarketAxess Holdings Inc.

»   A lack of exposure to Vertiv Holdings Co.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	30.07%	9.75%	10.73%

MSCI USA Index	38.40%	15.27%	14.36%

MSCI USA Mid‑Cap Growth Index	38.71%	13.04%	12.74%

Nuveen ESG USA Mid‑Cap Growth Index	30.46%	10.12%	11.13%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 400,608,219
Holdings Count | Holding	45
Advisory Fees Paid, Amount	$ 1,157,986
Investment Company Portfolio Turnover	78.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$400,608,219

Total number of portfolio holdings	45

Portfolio turnover (%)	78%

Total management fees paid for the year	$1,157,986

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000175726 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Mid-Cap Value ETF
Class Name	Nuveen ESG Mid-Cap Value ETF
Trading Symbol	NUMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Mid-Cap Value ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid-Cap Value ETF	$37	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.31%	[4]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Mid-Cap Value ETF (NUMV)’s total return at net asset value (NAV) was 36.20% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Mid-Cap Value Index, returned 36.71%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the MSCI USA Mid-Value Index, which returned 35.09%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An underweight to and stock selection within energy, led by a lack of exposure to Coterra Energy Inc. and APA Corporation.

»   Stock selection within real estate, led by overweights to Iron Mountain, Inc. and BXP Inc.

»   Stock selection in financials, led by overweights to Robinhood Markets, Inc and Regions Financial Corporation.

•  Top detractors from the custom index’s relative performance

»   Stock selection in the consumer discretionary sector, including overweights to LKQ Corporation and Vail Resorts, Inc.

»   An underweight to and stock selection in utilities, including a lack of exposure to Vistra Corp. and Constellation Energy Corporation.

»   Stock selection in health care, including overweights to Steris plc and Jazz Pharmaceuticals.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	36.20%	7.77%	7.71%

MSCI USA Index	38.40%	15.27%	14.36%

MSCI USA Mid-Cap Value Index	35.09%	8.67%	8.22%

Nuveen ESG USA Mid-Cap Value Index	36.71%	8.13%	8.10%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 365,080,533
Holdings Count | Holding	92
Advisory Fees Paid, Amount	$ 1,023,282
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$365,080,533

Total number of portfolio holdings	92

Portfolio turnover (%)	51%

Total management fees paid for the year	$1,023,282

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000175727 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Small‑Cap ETF
Class Name	Nuveen ESG Small‑Cap ETF
Trading Symbol	NUSC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Small‑Cap ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Small‑Cap ETF	$36	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.31%	[5]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Small‑Cap ETF (NUSC)’s total return at net asset value (NAV) was 31.69% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Small‑Cap Index, returned 32.13%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the MSCI USA Small‑Cap Index, which returned 33.89%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An underweight to and stock selection within energy, led by a lack of exposure to Range Resources Corporation and Murphy Oil Corporation.

»   Stock selection in financials, led by overweights to Jackson Financial Incorporation and East West Bancorp, Inc.

»   Stock selection in consumer staples, led by overweight positions in Freshpet Inc and US Foods Holding Corp.

•  Top detractors from the custom index’s relative performance

»   Stock selection in the industrials sector, led by overweights to Core & Main, Inc. and Plug Power Inc.

»   Stock selection in consumer discretionary, led by a lack of exposure to Carvana Co. and an overweight to Mattel, Inc.

»   Stock selection in information technology, led by a lack of exposure to MicroStrategy Incorporated and an overweight to Rambus inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (12/13/16)

NAV	31.69%	9.66%	9.01%

MSCI USA Index	38.40%	15.27%	14.36%

MSCI USA Small‑Cap Index	33.89%	10.41%	9.48%

Nuveen ESG USA Small‑Cap Index	32.13%	9.98%	9.38%

Performance Inception Date	Dec. 13, 2016
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 1,209,134,336
Holdings Count | Holding	511
Advisory Fees Paid, Amount	$ 3,343,361
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$1,209,134,336

Total number of portfolio holdings	511

Portfolio turnover (%)	45%

Total management fees paid for the year	$3,343,361

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000183268 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG International Developed Markets Equity ETF
Class Name	Nuveen ESG International Developed Markets Equity ETF
Trading Symbol	NUDM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG International Developed Markets Equity ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG International Developed Markets Equity ETF	$35	0.31%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.31%	[6]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG International Developed Markets Equity ETF (NUDM)’s total return at net asset value (NAV) was 26.37% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG International Developed Markets Equity Index, returned 26.77%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the MSCI EAFE Index (Net), which returned 22.97%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   Security selection in the financials sector, led by overweights to NatWest Group Plc and Intesa Sanpaolo S.p.A.

»   Security selection in the consumer staples sector, led by an overweight to Nestle S.A. and a lack of exposure to Diageo plc.

»   An underweight allocation to the energy sector.

•  Top detractors from the custom index’s relative performance

»   Security selection in the consumer discretionary sector, including overweights to Oriental Land Co., Ltd. and Panasonic HOldins Corporation.

»   Security selection in the materials sector, including overweights to Umicore SA and Pilbara Minerals Limited.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/6/17)

NAV	26.37%	6.53%	5.80%

MSCI EAFE® Index (Net)	22.97%	6.24%	5.47%

Nuveen ESG International Developed Markets Equity Index	26.77%	6.81%	6.08%

Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 464,730,362
Holdings Count | Holding	151
Advisory Fees Paid, Amount	$ 1,259,958
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$464,730,362

Total number of portfolio holdings	151

Portfolio turnover (%)	58%

Total management fees paid for the year	$1,259,958

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000183269 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Emerging Markets Equity ETF
Class Name	Nuveen ESG Emerging Markets Equity ETF
Trading Symbol	NUEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Emerging Markets Equity ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Emerging Markets Equity ETF	$40	0.36%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.36%	[7]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Emerging Markets Equity ETF (NUEM)’s total return at net asset value (NAV) was 24.12% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG Emerging Markets Equity Index, returned 26.15%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses, along with fair value pricing of the Fund’s international securities.

•  A non‑U.S. Equity Fund’s return may sometimes diverge from the return of its benchmark index more than would be expected. This may be the result of a fair-value pricing adjustment. Many foreign exchanges close before the Fund’s daily net asset value (NAV) is calculated (generally 4 p.m. ET). In the intervening hours, the value of foreign securities can change, and these changes are not reflected immediately in the Fund’s benchmark index. They may, however, be reflected in the calculation of the Fund’s NAV for that day.

•  During the reporting period, the Fund’s custom index outperformed the Fund’s base index, the MSCI Emerging Markets Index (Net), which returned 25.32%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   Security selection in the information technology sector, led by an overweight to Taiwan Semiconductor Manufacturing Co., Ltd. and a lack of exposure to Samsung Electronics Co., Ltd.

»   Security selection in the consumer discretionary sector, led by overweights to Meituan and Trent Limited.

»   An overweight to Yuhan Corporation.

•  Top detractors from the custom index’s relative performance

»   Security selection in the communication services sector, including a lack of exposure to Tencent Holdings Ltd. And an overweight to Netease Inc.

»   Security selection in the consumer staples sector, including overweights to Wal‑Mart de Mexico SAB de CV and Nongfu Spring Co., Ltd.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/6/17)

NAV	24.12%	5.52%	4.42%

MSCI Emerging Markets Index (Net)	25.32%	3.93%	3.86%

Nuveen ESG Emerging Markets Equity Index	26.15%	6.54%	5.34%

Performance Inception Date	Jun. 06, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 290,624,535
Holdings Count | Holding	210
Advisory Fees Paid, Amount	$ 890,640
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$290,624,535

Total number of portfolio holdings	210

Portfolio turnover (%)	58%

Total management fees paid for the year	$890,640

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000206035 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap ETF
Class Name	Nuveen ESG Large‑Cap ETF
Trading Symbol	NULC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Large‑Cap ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap ETF	$25	0.21%
* Annualized for a period less than one year.

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.21%	[8]
Factors Affecting Performance [Text Block]

How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Large‑Cap ETF (NULC)’s total return at net asset value (NAV) was 34.04% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA Large‑Cap Index, returned 34.36%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index significantly underperformed the Fund’s base index, the MSCI USA Index, which returned 38.4%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An overweight to NVIDIA Corporation.

»   An underweight to and stock selection within the energy sector, led by a lack of exposure to Exxon Mobil Corporation and Chevron Corporation.

»   An overweight to Fiserv, Inc.

•  Top detractors from the custom index’s relative performance

»   An overweight to Intel Corporation.

»   Stock selection in the communication services sector, led by a lack of exposure to Meta Platforms Inc.

»   Stock selection in the consumer staples sector, led by overweights to Archer Daniels Midland Corporation and Procter & Gamble Company.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	5‑Year	Since Inception (6/3/19)

NAV	34.04%	13.58%	14.91%

MSCI USA Index	38.40%	15.27%	16.33%

Nuveen ESG USA Large‑Cap Index	34.36%	13.83%	15.16%

Performance Inception Date	Jun. 03, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 34,344,806
Holdings Count | Holding	123
Advisory Fees Paid, Amount	$ 59,110
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$34,344,806

Total number of portfolio holdings	123

Portfolio turnover (%)	50%

Total management fees paid for the year	$59,110

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000227558 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Dividend Growth ETF
Class Name	Nuveen Dividend Growth ETF
Trading Symbol	NDVG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Dividend Growth ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Dividend Growth ETF	$75	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	0.65%	[9]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Dividend Growth ETF returned 31.80% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund significantly underperformed the S&P 500 Index, which returned 38.02%.

•  Top contributors to relative performance

»   An overweight to Broadcom Inc.

»   An overweight to American Express Company.

•  Top detractors from relative performance

»   Security selection in the information technology sector, including a lack of exposure to NVIDIA Corporation.

»   Security selection and an underweight to the communication services sector, including a lack of exposure to Meta Platforms Inc. and an overweight to Comcast Corporation.

»   An overweight to Elevance Health Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (8/4/21)

NAV	31.80%	9.76%

S&P 500® Index	38.02%	10.01%

Performance Inception Date	Aug. 04, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 11,341,709
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 73,500
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$11,341,709

Total number of portfolio holdings	42

Portfolio turnover (%)	10%

Total management fees paid for the year	$73,500

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000227559 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Small Cap Select ETF
Class Name	Nuveen Small Cap Select ETF
Trading Symbol	NSCS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Small Cap Select ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Small Cap Select ETF	$100	0.86%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.86%	[10]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Small Cap Select ETF returned 33.38% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund underperformed the Russell 2000 Index, which returned 34.07%.

•  Top contributors to relative performance

»   Security selection in the information technology sector, led by overweights to Q2 Holdings, Inc., Semtech Corporation and Commvault Systems, Inc.

»   Security selection in the financials sector, led by an out‑of‑benchmark position in Evercore Inc. and an overweight to Piper Sandler Companies.

»   Security selection in the industrials sector, led by overweights to Atmus Filtration Technologies, Inc. and SPX Technologies, Inc.

•  Top detractors from relative performance

»   Security selection in the consumer discretionary sector, including overweights to Dana Incorporated, Arhaus, Inc. and Topgolf Callaway Brands Corp.

»   An overweight to Array Technologies Inc. in the industrials sector.

»   Security selection in the health care sector, including overweights to AtriCure, Inc., Option Care Health Inc. and SI‑BONE, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (8/4/21)

NAV	33.38%	3.33%

Russell 3000® Index	37.86%	8.62%

Russell 2000® Index	34.07%	1.43%

Performance Inception Date	Aug. 04, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 7,460,445
Holdings Count | Holding	87
Advisory Fees Paid, Amount	$ 57,305
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$7,460,445

Total number of portfolio holdings	87

Portfolio turnover (%)	49%

Total management fees paid for the year	$57,305

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000227560 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Winslow Large-Cap Growth ESG ETF
Class Name	Nuveen Winslow Large-Cap Growth ESG ETF
Trading Symbol	NWLG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Winslow Large-Cap Growth ESG ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses. You can also request this information by contacting us at (800) 257-8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257-8787
Additional Information Website	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Winslow Large-Cap Growth ESG ETF	$80	0.65%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.65%	[11]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Winslow Large-Cap Growth ESG ETF returned 46.37% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection in the consumer discretionary sector, led by an overweight to MercadoLibre, Inc. and a lack of exposure to Tesla, Inc.

»   Security selection in the health care sector, led by an overweight to Intuitive Surgical, Inc.

»   Security selection in the industrials sector, led by an overweight to Trane Technologies plc.

•  Top detractors from relative performance

»   Underweight and stock selection in the communication services sector, including a lack of exposure to Meta Platforms Inc and an underweight to Netflix, Inc.

»   Stock selection in the information technology sector, including an out-of-benchmark position in ASML Holding NV and an overweight to Workday, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (8/04/21)

NAV	46.37%	7.78%

Russell 1000® Index	38.07%	9.06%

Russell 1000® Growth Index	43.77%	10.03%

Performance Inception Date	Aug. 04, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month-end performance, go to https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or call (800) 257-8787.
Net Assets	$ 9,241,915
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 49,004
Investment Company Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$9,241,915

Total number of portfolio holdings	41

Portfolio turnover (%)	57%

Total management fees paid for the year	$49,004

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio Manager Updates: Effective June 18, 2024, Calvin Bohman was added as a portfolio manager of the Fund. Effective September 30, 2024, Stephan Petersen retired from Winslow Capital Management and is no longer a portfolio manager of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses or upon request at (800) 257-8787.

Updated Prospectus Phone Number	(800) 257-8787
Updated Prospectus Web Address	https://www.nuveen.com/en-us/exchange-traded-funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000228786 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Dividend ETF
Class Name	Nuveen ESG Dividend ETF
Trading Symbol	NUDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen ESG Dividend ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Dividend ETF	$30	0.26%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.26%	[12]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen ESG Dividend ETF (NUDV)’s total return at net asset value (NAV) was 34.14% for the 12 months ended October 31, 2024. The Fund’s custom index, the Nuveen ESG USA High Dividend Index, returned 34.59%.

•  The difference between the Fund’s total return at NAV and that of the custom index is attributable to management fees and other expenses incurred by the Fund that are not incurred by the custom index.

•  During the reporting period, the Fund’s custom index underperformed the Fund’s base index, the MSCI USA Index, which returned 38.40%.

•  Performance drivers between the Fund’s custom index and base index during the reporting period:

•  Top contributors to the custom index’s relative performance

»   An overweight to and stock selection in the financials sector, led by overweights to Goldman Sachs Group, Inc. and Morgan Stanley.

»   An underweight to and stock selection in the energy sector, led by a lack of exposure to Exxon Mobil Corporation and Chevron Corporation.

»   Stock selection in the real estate sector, led by overweights to Iron Mountain, Inc. and Welltower Inc.

•  Top detractors from the custom index’s relative performance

»   An underweight to and stock selection in the information technology sector, including a lack of exposure to NVIDIA Corporation and Broadcom Inc.

»   Stock selection in the consumer staples sector, including overweights to Archer-Daniels-Midland Companies and PepsiCo, Inc.

»   An underweight to and stock selection in the communications services sector, including a lack of exposure to Meta Platforms and Netflix, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (9/27/21)

NAV	34.14%	8.09%

MSCI USA Index	38.40%	9.37%

Nuveen ESG USA High Dividend Yield Index	34.59%	8.37%

Performance Inception Date	Sep. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 11,701,928
Holdings Count | Holding	121
Advisory Fees Paid, Amount	$ 24,934
Investment Company Portfolio Turnover	68.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$11,701,928

Total number of portfolio holdings	121

Portfolio turnover (%)	68%

Total management fees paid for the year	$24,934

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
•
Portfolio manager update: Effective June 18, 2024, Lei Lao retired and is no longer a portfolio manager of the Fund. Additionally, effective June 18, 2024, Nazar Romanyak, CFA and Darren Tran, CFA were added as portfolio managers of the Fund.

For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

C000230537 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Growth Opportunities ETF
Class Name	Nuveen Growth Opportunities ETF
Trading Symbol	NUGO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Nuveen Growth Opportunities ETF for the period of November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last year? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Growth Opportunities ETF	$69	0.56%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.56%	[13]
Factors Affecting Performance [Text Block]
How did the Fund perform last year? What affected the Fund’s performance?

Performance Highlights

•  The Nuveen Growth Opportunities ETF returned 47.47% for Common Shares at net asset value (NAV) for the 12 months ended October 31, 2024. The Fund outperformed the Russell 1000 Growth Index, which returned 43.77%.

•  Top contributors to relative performance

»   Security selection and an overweight in the information technology sector, led by overweights to NVIDIA Corporation and Broadcom Inc.

»   Security selection in the communication services sector, led by an overweight to Meta Platforms Inc.

»   Security selection in the consumer staples sector, led by an overweight to Costco Wholesale Corporation.

•  Top detractors from relative performance

»   An overweight to DexCom Inc.

»   Security selection in the energy sector, including an out‑of‑benchmark position in EOG Resources, Inc.

Performance Past Does Not Indicate Future [Text]	Performance data shown represents past performance and does not predict or guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average Annual Total Returns

	1‑Year	Since Inception (9/27/21)

NAV	47.47%	9.03%

Russell 1000® Index	38.07%	9.14%

Russell 1000® Growth Index	43.77%	10.19%

Performance Inception Date	Sep. 27, 2021
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund Shares.
Updated Performance Information Location [Text Block]	For most recent month‑end performance, go to https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or call (800) 257‑8787.
Net Assets	$ 2,750,826,793
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 15,676,478
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of October 31, 2024)

Fund net assets	$2,750,826,793

Total number of portfolio holdings	41

Portfolio turnover (%)	22%

Total management fees paid for the year	$15,676,478

Holdings [Text Block]
Material Fund Change [Text Block]
How has the Fund changed?
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Summary of Change Legend [Text Block]
For more complete information, you may review the Fund’s next prospectus, which is expected to be available by February 28, 2025 at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses or upon request at (800) 257‑8787.

Updated Prospectus Phone Number	(800) 257‑8787
Updated Prospectus Web Address	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Accountant Change Statement [Text Block]	On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024.
Accountant Change Date	Oct. 24, 2024
Accountant Change Disagreements [Text Block]
Changes in independent registered public accounting firm
On October 24, 2024, the Fund’s Board of Trustees appointed PricewaterhouseCoopers LLP as the independent registered public accounting firm for the Fund and dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm for the Fund subject to the completion of the October 31, 2024 fiscal year audit. KPMG was informed of their dismissal on October 24, 2024. During the Fund’s fiscal years ended October 31, 2024 and October 31, 2023, and for the subsequent interim period through December 26, 2024, there have been no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedures.

[1]	Annualized for period less than one year.
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